Net income per ordinary share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. The Group is in a net loss position for the three months ended September 30, 2021, and therefore ordinary shares potentially issuable from share-based payment arrangements are anti-dilutive due to the loss in the period, meaning there is no difference between basic and diluted net income per ordinary share attributable to the Group.

There is no difference in net income used for basic and diluted net income per ordinary share.

Basic and diluted net income per ordinary share attributable to the Group for the nine months ended September 30, 2020 includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value ("NCI redemption amount).

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	80,771,397	52,737,299	62,264,851	52,885,252
Effect of dilutive share options and other awards outstanding under share based compensation programs	—	457,028	831,006	398,428
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	80,771,397	53,194,327	63,095,857	53,283,680

The reconciliation of net income attributable to the Group and net income attributable to the Group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Net (loss)/income attributable to the Group	$(94,270)	$91,641	$76,717	$231,097
Noncontrolling interest adjustment to redemption amount	—	—	—	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$(94,270)	$91,641	$76,717	$226,575

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Net income/(loss) per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$(1.17)	$1.74	$1.23	$4.28
Diluted	$(1.17)	$1.72	$1.22	$4.25

The diluted net loss per ordinary share attributable to the Group for the three month period ended September 30, 2021 above excludes the effect of dilutive share options and other awards outstanding under share based compensation programs in the amount of 1,521,890 shares.